Net Income per Common Share (EPS) - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Abstract]
Average number of options anti-dilutive	1,910,000	3,193,000	3,221,000